Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Joint Ventures [Abstract]
Financial information relating to unconsolidated joint ventures operations

	Year ended December 31,
	2011	2010	2009 (a)
For the year ended:
Revenues	$201,368	$60,234	$48,575
Real estate depreciation and amortization	69,290	28,744	21,133
Net loss	(21,724)	(29,737)	(11,719)
UDR recorded loss from unconsolidated entities	6,352	4,204	18,665

Combined summary of balance sheets relating to unconsolidated joint ventures

	2011	2010
Real estate, net	$2,908,623	$2,692,167
Total assets	2,998,866	2,807,886
Amount due to UDR	6,251	672
Third party debt	1,499,419	1,524,872
Total liabilities	1,561,396	1,580,733
Total Equity	1,437,470	1,227,153
Equity held by non-controlling interest	14,641	14,537